UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CIM LLC
Address: 30 South Pearl Street
         Albany, NY  12207

13F File Number:  28-11985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J Curran
Title:     President  / CCO
Phone:     518-391-4291

Signature, Place, and Date of Signing:

       /s/ Thomas J Curran     Albany, NY     October 28, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $100,490 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      217     3760 SH       SOLE                     3760        0        0
ADOBE SYS INC                  COM              00724F101     2532    64140 SH       SOLE                    63670        0      520
ALCON INC                      COM SHS          h01301102      841     5205 SH       SOLE                       55        0     5150
AMERICAN EXPRESS CO            COM              025816109      843    23800 SH       SOLE                        0        0    23800
AUTOMATIC DATA PROCESSING IN   COM              053015103      285     6660 SH       SOLE                        0        0     6660
BECTON DICKINSON & CO          COM              075887109     4173    51995 SH       SOLE                    51465        0      550
BED BATH & BEYOND INC          COM              075896100     2398    76336 SH       SOLE                    75871        0      565
C H ROBINSON WORLDWIDE INC     COM NEW          12541w209     5108   100230 SH       SOLE                    89585        0    10770
CISCO SYS INC                  COM              17275r102     4964   220028 SH       SOLE                   186553        0    33725
COLGATE PALMOLIVE CO           COM              194162103     4125    54740 SH       SOLE                    54195        0      625
DANAHER CORP DEL               COM              235851102     4118    59330 SH       SOLE                    58750        0      620
EXXON MOBIL CORP               COM              30231g102      917    11806 SH       SOLE                      190        0    11616
GENERAL ELECTRIC CO            COM              369604103      472    18505 SH       SOLE                        0        0    18505
GILEAD SCIENCES INC            COM              375558103      349     7650 SH       SOLE                        0        0     7650
ISHARES TR                     DJ US INDUSTRL   464287754      341     5935 SH       SOLE                     5935        0        0
JOHNSON & JOHNSON              COM              478160104     7496   108200 SH       SOLE                   107225        0     1155
JOHNSON CTLS INC               COM              478366107      210     6935 SH       SOLE                     6935        0        0
MICROSOFT CORP                 COM              594918104      212     7925 SH       SOLE                     7925        0        0
NOKIA CORP                     SPONSORED ADR    654902204     3638   195070 SH       SOLE                   168745        0    26510
NOVO-NORDISK A S               ADR              670100205     4086    79800 SH       SOLE                    79170        0      740
ORACLE CORP                    COM              68389x105     5132   252705 SH       SOLE                   224280        0    28680
PEPSICO INC                    COM              713448108     6229    87406 SH       SOLE                    77376        0    10220
PFIZER INC                     COM              717081103      435    23615 SH       SOLE                     5045        0    18570
PRAXAIR INC                    COM              74005p104     3755    52346 SH       SOLE                    51886        0      510
PRICE T ROWE GROUP INC         COM              74144t108     3542    65950 SH       SOLE                    65335        0      710
PROCTER & GAMBLE CO            COM              742718109      947    13582 SH       SOLE                     3040        0    10542
ROHM & HAAS CO                 COM              775371107      209     2985 SH       SOLE                     2985        0        0
SAP AKTIENGESELLSCHAFT         SPONSORED ADR    803054204     5233    97945 SH       SOLE                    86580        0    11480
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506      461     7280 SH       SOLE                        0        0     7280
SHERWIN WILLIAMS CO            COM              824348106      204     3575 SH       SOLE                     3575        0        0
SIGMA ALDRICH CORP             COM              826552101      659    12575 SH       SOLE                     2475        0    10100
Standard & Poors Dep Rcpts     COM                             747     6436 SH       SOLE                     6436        0        0
STAPLES INC                    COM              855030102     5200   231120 SH       SOLE                   205330        0    26110
STRYKER CORP                   COM              863667101     4337    69620 SH       SOLE                    68850        0      815
SUNCOR ENERGY INC              COM              867229106     3793    90005 SH       SOLE                    89205        0      920
US BANCORP DEL                 COM NEW          902973304      237     6575 SH       SOLE                     6575        0        0
WALGREEN CO                    COM              931422109     4361   140860 SH       SOLE                   131390        0     9680
WELLS FARGO & CO NEW           COM              949746101     6705   178667 SH       SOLE                   160052        0    18925
ZIMMER HLDGS INC               COM              98956p102      979    15160 SH       SOLE                      160        0    15000